Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of currency exchange rates used in preparing YS Group's CFS
	As of March 31,		Years Ended March 31,
	2022	2023	2021	2022	2023
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1US$	6.3482	6.8717	6.8282	6.4598	6.6100
RMB:1S$	4.6932	5.1760	4.9246	4.7850	4.9346

Schedule of property, plant and equipment to its residual value over its estimated useful life
Category	Estimated useful life
Plant and building	6-20 years
Machinery and equipment	5-10 years
Furniture and fixtures	3-7 years
Motor vehicle	4-5 years
Leasehold improvement	Lesser of the lease term or life of assets

Schedule of percentage of YS Group's top 5 vendors accounting for total purchases
	Year Ended March 31, 2023
	(RMB)	(US$)
Vendor A	48,006,500	$6,986,117	37.9%
Vendor F	15,178,020	2,208,772	12.0%
Vendor G	10,053,600	1,463,044	7.9%
Vendor H	6,846,214	996,291	5.4%
Vendor C	4,746,530	690,736	3.7%
Total	84,830,864	$12,344,960	66.9%
	Year Ended March 31, 2022
	(RMB)	(US$)
Vendor A	35,172,250	$5,540,508	20.9%
Vendor B	16,227,146	2,556,181	9.6%
Vendor C	9,995,189	1,574,492	5.9%
Vendor D	7,426,500	1,169,859	4.4%
Vendor E	6,621,300	1,043,020	3.9%
Total	75,442,385	$11,884,060	44.7%
	Year Ended March 31, 2021
	(RMB)	(US$)
Vendor A	32,063,500	$4,879,324	37.9%
Vendor F	5,781,888	879,870	6.8%
Vendor G	4,862,320	739,933	5.7%
Vendor C	4,568,088	695,157	5.4%
Vendor H	3,199,200	486,844	3.8%
Total	50,474,996	$7,681,128	59.6%

Schedule of percentage of YS Group’s top 5 vendors accounting for accounts payable
	As of March 31, 2023
	(RMB)	(US$)
Vendor A	3,220,000	$468,589	4.0%
Vendor F	420	61	0.0%
Vendor H	16,118	2,346	0.0%
Total	3,236,538	$470,996	4.0%
	As of March 31, 2022
	(RMB)	(US$)
Vendor E	1,420,549	$223,772	4.6%
Total	1,420,549	$223,772	4.6%